LONG-TERM DEBT - Narrative (Details) $ in Millions		12 Months Ended
	Apr. 10, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 05, 2015
Senior Secured Credit Facility and Covenants
Unamortized debt issuance costs		$ 8	$ 10
Accumulated amortization on debt issuance costs		7	5
Interest expense		$ 26	23	$ 21
Minimum fixed charge coverage ratio		2.0
5.625% Senior Notes
Senior Secured Credit Facility and Covenants
Unamortized debt issuance costs		$ 5	6
5.625% senior notes	$ 350	$ 350	$ 350
Stated interest rate (as a percent)	5.625%	5.625%	5.625%		5.625%
Redemption price ( as a percent)		104.219%
Resort Management Contracts [Member]
Senior Secured Credit Facility and Covenants
Interest expense		$ 5	$ 4
Revolving Credit Facility [Member]
Senior Secured Credit Facility and Covenants
Amount outstanding		220	240
Available to be drawn		$ 366
Commitment fee (as a percent)	0.40%	0.275%
Percentage of voting equity securities of the Borrower and its U.S. subsidiaries by which credit facility is secured		100.00%
Percentage of equity in the first-tier foreign subsidiaries of the Borrower by which credit facility is secured		65.00%
Consolidated leverage ratio of debt over EBITDA		0.68
Consolidated interest coverage ratio		14.31
Unamortized debt issuance costs		$ 3	$ 4
Stated interest rate (as a percent)		3.10%	2.27%
Revolving Credit Facility [Member] | Scenario, Financial Covenant [Member]
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA	3.5
Consolidated interest coverage ratio	3.25
Revolving Credit Facility [Member] | Pro Forma
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA	4.5
Revolving Credit Facility [Member] | Minimum
Senior Secured Credit Facility and Covenants
Commitment fee (as a percent)		0.25%
Revolving Credit Facility [Member] | Minimum | Scenario, Financial Covenant [Member]
Senior Secured Credit Facility and Covenants
Consolidated interest coverage ratio		3.00
Revolving Credit Facility [Member] | Maximum
Senior Secured Credit Facility and Covenants
Commitment fee (as a percent)		0.40%
Revolving Credit Facility [Member] | Maximum | Scenario, Financial Covenant [Member]
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA		3.25
Revolving Credit Facility [Member] | Maximum | Pro Forma
Senior Secured Credit Facility and Covenants
Consolidated leverage ratio of debt over EBITDA	3.5
Revolving Credit Facility [Member] | Base Rate [Member]
Senior Secured Credit Facility and Covenants
Reference rate		Base Rate
Applicable margin (as a percent)	1.50%	0.75%
Revolving Credit Facility [Member] | Base Rate [Member] | Minimum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)		0.25%
Revolving Credit Facility [Member] | Base Rate [Member] | Maximum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)		1.50%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Senior Secured Credit Facility and Covenants
Reference rate		LIBOR
Applicable margin (as a percent)	2.50%	1.75%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)		1.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Senior Secured Credit Facility and Covenants
Applicable margin (as a percent)		2.50%
Issuer and subsidiary guarantors | 5.625% Senior Notes
Senior Secured Credit Facility and Covenants
Ownership interest ( as a percent)		100.00%